Accounts Receivable	12 Months Ended
Oct. 31, 2025
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE	Note 3 — ACCOUNTS RECEIVABLE Accounts receivable consisted of the following:
	October 31, 2025	October 31, 2024
Accounts receivable	$8,651,612	$7,582,530